Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	$ 580,775	$ 479,463
Accumulated amortization	358,512	314,183
Total	222,263	165,280
Capitalized Software costs [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	221,220	213,221
Accumulated amortization	179,587	168,315
Customer related Intangible Assets [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	247,445	179,023
Accumulated amortization	120,165	98,543
Acquired technology [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	100,159	74,456
Accumulated amortization	48,087	35,653
Backlog and non-compete agreement [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	6,909	6,850
Accumulated amortization	6,909	6,675
Patent [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	1,493	4,524
Accumulated amortization	958	4,243
Other intangibles [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	3,549	1,389
Accumulated amortization	$ 2,806	$ 754